Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2017
Expected dividend yield	0%
Risk-free interest rate	1.96%
Expected volatility	61.0%
Expected life	5 years
Exercise multiples	2.80 times
Weighted average fair value of underlying ordinary shares (US$/share)	25.09

Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
	US$			US$	US$	US$
Outstanding as of December 31, 2016	1,872,941	0.78	4,97 years

Granted	1,320,000	68.35	4.00 years
Exercised	(454,708)	1.95	3.75 years

Outstanding as of December 31, 2017	2,738,233	33.50	4.14 years

Exercised	(356,736)	1.65	2.77 years

Outstanding as of December 31, 2018	2,381,497	26.61	3.05 years

Exercised	(85,706)	0.50	1.21 years

Outstanding as of December 31, 2019	2,295,791	27.59	2.09 years

Non-vested as of December 31, 2019	357,500
Options vested and expected to vest as of December 31, 2019	2,295,791	27.59	2.09 years	18.31	43.26	99,318,793
Exercisable as of December 31, 201 9	1,938,291	23.95	2.10 years	16.47	46.90	90,908,615

Schedule of non-vested shares movement

Non-vested shares outstanding
Outstanding as of January 1, 2017	2,419,865

Granted	2,900,580
Vested	(925,623)
Forfeited	(464,564)

Outstanding as of December 31, 2017	3,930,258
Granted	1,102,576
Vested	(1,322,560)
Forfeited	(786,772)

Outstanding as of December 31, 2018	2,923,502

Granted	2,418,556
Vested	(1,102,773)
Forfeited	(839,468)

Outstanding as of December 31, 2019	3,399,817

Schedule of share-based compensation expenses

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Fulfillment expenses	(73,235)	(73,151)	(112,683)
Marketing expenses	(40,364)	(41,063)	(35,038)
Technology and content expenses	(206,073)	(203,594)	(180,493)
General and administrative expenses	(347,426)	(353,402)	(359,869)

	(667,098)	(671,210)	(688,083)

Shan Shan Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2019
Expected dividend yield	0%
Risk-free interest rate	2.53%~2.81%
Expected volatility	23.41%~24.02%

Total fair value of underlying registered capital	226,756